Income Taxes - Schedule of Reconciliation Between Actual Tax Expense Benefit and Income Taxes Computed (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Inome taxes computed at Federal statutory rate	$ (5,450)	$ (8,872)	$ (28,831)	$ (46,705)	$ (29,229)
Increase (decrease) in rates resulting from:
State tax, net of federal tax benefit	(2,869)	1,449	(685)	(8,990)	(3,480)
Shareholder exit	(2,891)	1,213	5,250
Deferred tax rate adjustment	1,722	2,314	2,314	(295)	(257)
Other permanent differences	(398)	1,437	1,567	386	974
Meals and entertainment	172	160	334	84	45
Foreign withholding taxes	160	358	708	806	387
Tax law change				35,297
Increase (decrease) in valuation allowance	13,159	2,300	20,053	20,228	31,947
Total benefit for Income taxes	$ 161	$ 359	$ 708	$ 811	$ 387